SCHEDULE OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ 4,310,910	$ 3,345,240	$ 2,311,378
Research and development expenses	754,193	1,620,656	298,469
Total operating expenses	5,502,036	5,236,475	2,903,566
NET (LOSS) INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	(1,994,768)	398,172	4,595,982
Foreign currency translation adjustment	(298,871)	1,102,618	(1,040,285)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	(2,292,921)	1,502,199	3,545,708
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Selling expenses	(304,352)
General and administrative expenses	(1,554,078)	(1,672,772)	(846,930)
Research and development expenses	(434,976)
Total operating expenses	(2,293,406)	(1,672,772)	(846,930)
Interest (expense) income	(1,001)		2
Equity in (losses) earnings of subsidiaries and VIEs	299,639	2,070,944	5,442,910
NET (LOSS) INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	(1,994,768)	398,172	4,595,982
Foreign currency translation adjustment	(298,153)	1,104,027	(1,050,274)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ (2,292,921)	$ 1,502,199	$ 3,545,708